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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-07611

                          Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2004 through March 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                             -----------------------
                                      VALUE
                                      FUND



                                   Semiannual
                                     Report



                                     3/31/05



                              [Logo] PIONEER
                                     Investments(R)

Table of Contents
--------------------------------------------------------------------------------
Letter to Shareowners                                           1

Portfolio Summary                                               2

Prices and Distributions                                        3

Performance Update                                              4

Comparing Ongoing Fund Expenses                                 10

Portfolio Management Discussion                                 12

Schedule of Investments                                         15

Financial Statements                                            24

Notes to Financial Statements                                   34

Factors Considered by the Independent Trustees in

Approving the Management Contract                               43

The Pioneer Family of Mutual Funds                              48

Trustees, Officers and Service Providers                        49

Pioneer Value Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 3/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
U.S. stocks moved higher for much of the first quarter, with the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average advancing to three-year highs in early March. But from that point on, soaring oil prices and the steady ratcheting up of interest rates overwhelmed sentiment and caused stocks to retrace their gains. The Dow Industrials and the S&P 500 each lost about two-and-a-half percent for the period, while the tech-heavy NASDAQ composite fell over eight percent.

With investors less welcoming of risk, large-capitalization stocks, viewed as more stable, held up better than small- and mid-sized issues. And value stocks were more resilient than growth stocks across all capitalization ranges.

Determined to prevent damaging inflation, the Federal Reserve Board has repeatedly raised short-term interest rates. As a result, bond returns were modestly negative in most sectors. Fixed-income investors also became more risk averse; high-yield and other corporate sectors retrenched after a run of stellar performance, while Treasuries and mortgage-backed securities showed small declines. Municipal revenue bonds trended higher against a backdrop of heavy new issuance by states and localities.

Higher U.S. interest rates enhanced the dollar's appeal and brought at least a pause in its long, sharp drop. But the stronger dollar meant muted returns for U.S. investors in overseas markets. Globally, economies rich in metals and other industrial commodities continued to thrive on heavy demand from China and elsewhere. Meanwhile, growth in Japan may have stalled, and Europe's expansion moved ahead slowly.

We believe that the U.S. economy and corporate earnings will continue to grow at a comfortable pace. And although oil prices and interest rates remain real concerns, Pioneer's global investment experts continue to find what we believe are attractive stocks and bonds for our domestic and international funds.

Expanding your opportunities

The quarter was like all others; different classes of investments delivered different returns. That's why allocating your portfolio across several investment categories is one way to seek wider opportunities. Pioneer's disciplined approach and growing range of products are designed to help you achieve that important objective. For thoughtful guidance on how to align your portfolio with your goals, contact your financial professional.

Please consider a fund's investment objective, risks, charges and expenses carefully before investing. The prospectus contains this and other information about each fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, contact your financial advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Value Fund

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 3/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                      94.3%
International Common Stocks                              0.6%
Depositary Receipts for International Stocks             1.9%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING IS A REPRESENTATION OF A PIE CHART IN THE PRINTED MATERIAL]

Financials                                              30.5%
Utilities                                                1.4%
Staples                                                  4.4%
Telecommunication Services                               4.8%
Materials                                                5.1%
Information Technology                                   9.0%
Health Care                                              9.8%
Industrials                                              9.8%
Consumer Discretionary                                  11.0%
Energy                                                  14.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

1.    Citigroup, Inc.               4.82%      6.    General Electric Co.         2.39%
2.    Bank of America Corp.         3.75       7.    Time Warner, Inc.            2.22
3.    Merrill Lynch & Co., Inc.     2.98       8.    Freddie Mac                  2.15
4.    ConocoPhillips                2.73       9.    American International       2.09
                                                     Group, Inc.
5.    Comcast Corp.                 2.41      10.    Providian Financial Corp.    1.96

* This list excludes temporary cash and derivative instruments. The Portfolio is actively managed, and current holdings may be different.

Pioneer Value Fund

--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

                3/31/05         9/30/04
  Class         -------         -------
    A           $17.72          $18.83
    B           $16.66          $17.87
    C           $16.65          $17.87
    R           $17.43          $18.64
    Y           $17.75          $18.84

                        3/31/05         12/11/04
  Class                 -------         --------
Investor Class Shares   $17.73          $17.30

Distributions Per Share
--------------------------------------------------------------------------------

                            10/1/04 - 3/31/05
                   Net
                Investment     Short-Term      Long-Term
                  Income     Capital Gains   Capital Gains
 Class          ------------ --------------- --------------
   A            $0.0660      $0.255          $2.3423
   B            $     -      $0.255          $2.3423
   C            $     -      $0.255          $2.3423
   R            $     -      $0.255          $2.3423
   Y            $0.1008      $0.255          $2.3423

                                     12/11/04 - 3/31/05
                              Net
                          Investment     Short-Term      Long-Term
                            Income     Capital Gains   Capital Gains
   Class                 ------------ --------------- --------------
Investor Class Shares   $     -      $    -          $    -

Pioneer Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05                           CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of March 31, 2005)

             Net Asset    Public Offering
Period         Value        Price (POP)
10 Years       8.35%          7.71%
5 Years        4.03           2.81
1 Year         9.62           3.33

[THE FOLLOWING IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer    Russell 1000
Date        Value Fund   Value Index
3/95          $9,426     $10,000
             $11,841     $13,348
3/97         $13,864     $15,760
             $18,851     $23,193
3/99         $15,172     $24,366
             $17,251     $25,911
3/01         $17,799     $25,982
             $18,135     $27,119
3/03         $13,929     $20,939
             $19,179     $29,485
3/05         $21,024     $33,366

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05                           CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Value Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of March 31, 2005)
                      If          If
Period               Held      Redeemed
Life-of-Class
(7/1/96)             5.39%       5.39%
5 Years              2.87        2.87
1 Year               8.71        4.96

[THE FOLLOWING IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer    Russell 1000
Date        Value Fund   Value Index
7/96         $10,000     $10,000
             $12,273     $12,063
             $16,520     $17,754
3/99         $13,155     $18,651
             $14,769     $19,834
3/01         $15,065     $19,888
             $15,189     $20,759
3/03         $11,524     $16,028
             $15,647     $22,570
3/05         $17,010     $25,540

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CSDC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05                           CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of March 31, 2005)
                      If           If
Period               Held       Redeemed
Life-of-Class
(7/1/96)             5.38%        5.38%
5 Years              2.83         2.83
1 Year               8.41         8.41

[THE FOLLOWING IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer    Russell 1000
Date        Value Fund   Value Index
7/96         $10,000     $10,000
             $12,264     $12,063
             $16,509     $17,754
3/99         $13,159     $18,651
             $14,792     $19,834
3/01         $15,073     $19,888
             $15,181     $20,759
3/03         $11,517     $16,028
             $15,685     $22,570
3/05         $17,004     $25,540

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05                INVESTOR CLASS SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

Average Annual Total Returns
(As of March 31, 2005)
                     If         If
Period              Held     Redeemed
Life-of-Class
(12/11/04)          2.48%     2.48%

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Certain Pioneer funds (the "Funds") issued Investor Class shares in connection with the reorganization of Safeco mutual funds. The Funds are not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Funds' outstanding Investor Class shares. All Investor Class shares of the Funds, whenever issued, convert to Class A shares of their respective Funds on December 10, 2006. Investor Class shares are not subject to sales charges.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table does not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05                           CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of March 31, 2005)
                If           If
Period         Held       Redeemed
10 Years       7.69%        7.69%
5 Years        3.28         3.28
1 Year         7.57         7.57

[THE FOLLOWING IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer    Russell 1000
Date        Value Fund   Value Index
3/95         $10,000     $10,000
             $12,500     $13,348
3/97         $14,566     $15,760
             $19,700     $23,193
3/99         $15,775     $24,366
             $17,851     $25,911
3/01         $18,326     $25,982
             $18,574     $27,119
3/03         $14,194     $20,939
             $19,504     $29,485
3/05         $20,981     $33,366

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on 4/1/03 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Value Fund

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 3/31/05                           CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart below shows the change in value of a $10,000 investment made in Pioneer Value Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of March 31, 2005)
                If           If
Period         Held       Redeemed
10 Years       8.39%        8.39%
5 Years        4.11         4.11
1 Year        10.01        10.01

[THE FOLLOWING IS A REPRESENTATION OF A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

              Pioneer    Russell 1000
Date        Value Fund   Value Index
3/95         $10,000     $10,000
             $12,562     $13,348
3/97         $14,708     $15,760
             $19,999     $23,193
3/99         $16,096     $24,366
             $18,302     $25,911
3/01         $18,883     $25,982
             $19,240     $27,119
3/03         $14,778     $20,939
             $20,347     $29,485
3/05         $22,383     $33,366

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance for periods prior to the inception of Y shares reflects the NAV performance of the Fund's A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Y shares prior to their inception (8/11/04) would have been higher. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Value Fund

--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value - $1,000 = 8.6
2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Value Fund
Based on actual returns from October 1, 2004 through March 31, 2005

                                                                                       Investor
Share Class               A            B            C            R            Y          Class
------------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 10/1/04**

Ending Account      $1,086.30    $1,081.00    $1,080.50    $1,077.40    $1,089.60    $1,024.80
Value On 3/31/05

Expenses Paid       $    5.10    $   10.48    $   10.84    $   12.79    $    3.07    $    2.34
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, 2.02%, 2.09%, 2.47%, 0.59%, and 0.76% for Classes A, B, C, R, Y and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period (111/365 for Investor Class shares.)).
**   12/11/04 for Investor Class shares.

Pioneer Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Value Fund

Based on a hypothetical 5% per year return before expenses, reflecting the period from October 1, 2004 through March 31, 2005

                                                                                       Investor
Share Class               A            B            C            R            Y          Class
------------------------------------------------------------------------------------------------
Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
Value On 10/1/04**

Ending Account      $1,020.04    $1,014.86    $1,014.51    $1,012.62    $1,021.99    $1,012.89
Value On 3/31/05

Expenses Paid       $    4.94    $   10.15    $   10.50    $   12.39    $    2.97    $    2.33
During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, 2.02%, 2.09%, 2.47%, 0.59%, and 0.76% for Classes A, B, C, R, Y and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period (111/365 for Investor Class shares.)).
**   12/11/04 for Investor Class shares.

Pioneer Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/05
--------------------------------------------------------------------------------

Following solid gains in the last quarter of 2004, the upward movement in stocks began to falter this year. For the full six-month period, value stocks, as represented by the Russell 1000 Value Index, outperformed growth issues, as represented by the Russell 1000 Growth Index. In the following discussion, Rod Wright, lead portfolio manager and strategy director of Pioneer's value team, and portfolio manager Aaron Clark review the market and the economy and describe the factors that affected the Fund's performance for the six-month period.

Q.   Please describe the investment background over the last twelve months.

A. The market had been jittery leading up to last year's presidential election. Among other concerns, investors feared that a power shift in Washington might jeopardize investor-friendly tax measures, including recent reductions in taxes affecting dividends and capital gains. Once the election outcome was known, stocks rallied, with dividend-paying issues among the primary beneficiaries. This year, the market responded favorably to positive developments in the Middle East and to the continued flow of strong corporate earnings reports. But stocks slumped in March as investors looked more closely at the possible impact of soaring energy costs and rising interest rates.

Q.   How did Pioneer Value Fund perform against that background?

A. For the six months ended March 31, 2005, Pioneer Value Fund's Class A shares had a total return at net asset value of 8.63%. In comparison, the Russell 1000 Value Index, the Fund's benchmark, was up 10.48% for the same period. During the six-month period, the Fund outperformed its Lipper peers. The average return of the funds in Lipper's large-cap value category was 8.06%.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Pioneer Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q.   Which of your decisions or strategies had the most impact on performance?

A. One of the chief reasons for the Fund's underperformance compared to its benchmark was the absence of high-yielding issues; generating high current income is not a first consideration in selecting stocks for the portfolio. For that reason, the Fund did not participate fully in the rally in dividend-paying issues, notably among utilities and financial companies, in the days following the election.

Q.   Which sectors or securities contributed to the Fund's return?

A. Telecommunications companies helped the Fund's relative performance. The pending acquisition of Fund holding Nextel by Sprint, which would create the third-largest cell phone company, added to returns. Results also benefited from our decision to avoid regional operating companies such as Verizon and Bell South, which have been underperforming for some time.

     In health care, we added Cardinal Health last fall when Wall Street's extremely pessimistic view of its prospects resulted in a very attractive valuation. Since then, Cardinal, a distributor of health care products, has seen its stock move higher thanks to a revised business model that restored pricing power and boosted operating results. A positive outlook and strengthened financials also lifted hospital operator HCA. IVAX, primarily a manufacturer of generic drugs, delivered surprisingly strong earnings; analysts also welcomed management's forecast of continued profit improvement.

     Among consumer discretionary sectors, following a period of lagging performance, media companies began to reap benefits from the economic expansion. We had added to holdings of cable operator Comcast earlier, when valuations were low and were rewarded when its price recovered. Other contributors included broadcast leader Clear Channel, which owns over 100 radio stations as well as concert venues; Viacom, owner of CBS as well as several cable channels and publishing interests, and Omnicom, a holding company for advertising and communications agencies in several world markets. Not owning automobile stocks also helped performance.

Pioneer Value Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/05                           (continued)
--------------------------------------------------------------------------------

     Energy stocks tracked the rise in oil prices. Devon Energy, a U.S.-based exploration and development company, has enjoyed a sharp rise. We have taken partial profits in Suncor Energy, which extracts oil from shale deposits, and we continue to hold Transocean Offshore, another strong contributor. ConocoPhillips, an integrated energy company, also moved up significantly. Among industrials, we had built up the Fund's position in General Electric when valuations shrank; GE shares have since recovered.

Q.   Which of the Fund's holdings held back results?

A. Comparative returns suffered from our not owning Altria, the parent of Philip Morris, which weighs heavily in the Fund's benchmark. And while individual energy holdings delivered solid contributions, our underexposure to Exxon Mobil, a strong performer, held back returns.

     Results among financials lagged. American International Group fell sharply in the face of regulatory inquiries; we have added to the Fund's position in the belief that its reduced valuation understates the company's long-term potential. Berkshire Hathaway also declined. Shares of Freddie Mac (Federal Home Loan Mortgage Corporation) did well until the company came under scrutiny from regulators. We have also been adding to supermarket operator Kroger while its valuation remains low. It appears that Kroger may be able to thrive despite the encroachment of WalMart's grocery departments on its market area.

Q.   What is your outlook for the economy and for value stocks?

A. Overall, we think the U.S. economy will continue to move ahead at a reasonable pace. However, expansion often generates inflationary pressures, and the Federal Reserve Board is expected to raise short-term interest rates accordingly. The economy has been creating jobs for several quarters now, although monthly gains have been erratic. Oil prices remain a very big question for the U.S. and global economies. In addition, the weak dollar, interest rates and the federal budget deficit remain real concerns.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05 (unaudited)
--------------------------------------------------------------------------------

Shares                                                                    Value
              COMMON STOCKS - 99.0%
              Energy - 14.0%
              Integrated Oil & Gas - 7.8%
  810,800     BP Amoco Plc (A.D.R.)                              $   50,593,920
1,290,000     ChevronTexaco Corp.                                    75,219,900
1,020,785     ConocoPhillips                                        110,081,454
   98,812     Exxon Mobil Corp.                                       5,889,195
1,024,400     Occidental Petroleum Corp.                             72,906,548
   39,300     Royal Dutch Petroleum Co.*                              2,359,572
                                                                 --------------
                                                                 $  317,050,589
                                                                 --------------
              Oil & Gas Drilling - 1.9%
  775,000     ENSCO International, Inc.                          $   29,186,500
  405,000     Nabors Industries, Inc.*                               23,951,700
  500,000     Transocean Offshore, Inc.*                             25,730,000
                                                                 --------------
                                                                 $   78,868,200
                                                                 --------------
              Oil & Gas Exploration & Production - 4.3%
  400,000     Anadarko Petroleum Corp.                           $   30,440,000
  630,000     Apache Corp.                                           38,574,900
1,640,000     Devon Energy Corp.                                     78,310,000
  700,000     Suncor Energy, Inc.                                    28,147,000
                                                                 --------------
                                                                 $  175,471,900
                                                                 --------------
              Total Energy                                       $  571,390,689
                                                                 --------------
              Materials - 5.0%
              Commodity Chemicals - 1.3%
   38,000     Air Products & Chemicals, Inc.                     $    2,405,020
   26,300     E.I. du Pont de Nemours and Co.                         1,347,612
1,072,800     Praxair, Inc.                                          51,344,208
                                                                 --------------
                                                                 $   55,096,840
                                                                 --------------
              Diversified Chemical - 1.0%
  550,000     PPG Industries, Inc.                               $   39,336,000
                                                                 --------------
              Diversified Metals & Mining - 0.7%
  700,000     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   27,727,000
                                                                 --------------
              Metal & Glass Containers - 0.7%
  720,600     Ball Corp.                                         $   29,890,488
                                                                 --------------
              Paper Products - 1.3%
  775,500     Weyerhaeuser Co.                                   $   53,121,750
                                                                 --------------
              Total Materials                                    $  205,172,078
                                                                 --------------


The accompanying notes are an integral part of these financial statements.   15

Pioneer Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05 (unaudited)                       (continued)
--------------------------------------------------------------------------------

Shares                                                          Value
              Capital Goods - 7.7%
              Aerospace & Defense - 1.0%
  750,000     Northrop Grumman Corp.                     $ 40,485,000
                                                         ------------
              Electrical Component & Equipment - 2.4%
2,679,500     General Electric Co.                       $ 96,622,770
                                                         ------------
              Industrial Conglomerates - 3.1%
    9,800     Illinois Tool Works, Inc.                  $    877,394
   12,700     Johnson Controls, Inc.                          708,152
2,200,000     Tyco International, Ltd.                     74,360,000
  515,800     United Technologies Corp.                    52,436,228
                                                         ------------
                                                         $128,381,774
                                                         ------------
              Industrial Machinery - 1.2%
  725,000     Deere & Co.                                $ 48,669,250
                                                         ------------
              Total Capital Goods                        $314,158,794
                                                         ------------
              Commercial Services & Supplies - 0.6%
              Environmental Services - 0.5%
  752,700     Waste Management, Inc.                     $ 21,715,395
                                                         ------------
              Office Services & Supplies - 0.1%
   33,000     Pitney Bowes, Inc.                         $  1,488,960
                                                         ------------
              Total Commercial Services & Supplies       $ 23,204,355
                                                         ------------
              Transportation - 1.5%
              Airlines - 0.7%
2,000,000     Southwest Airlines Co.                     $ 28,480,000
                                                         ------------
              Railroads - 0.4%
  248,100     Canadian National Railway Co.              $ 15,707,211
                                                         ------------
              Trucking - 0.4%
  210,600     United Parcel Service                      $ 15,319,044
                                                         ------------
              Total Transportation                       $ 59,506,255
                                                         ------------
              Hotels, Restaurants & Leisure - 0.4%
              Restaurants - 0.4%
  500,000     McDonald's Corp.                           $ 15,570,000
                                                         ------------
              Total Hotels, Restaurants & Leisure        $ 15,570,000
                                                         ------------


16    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                             Value
               Media - 9.2%
               Broadcasting & Cable TV - 4.2%
2,150,000      Clear Channel Communications, Inc. (b)     $   74,110,500
2,875,000      Comcast Corp.*                                 97,117,500
                                                          --------------
                                                          $  171,228,000
                                                          --------------
               Movies & Entertainment - 3.9%
5,100,000      Time Warner, Inc.*                         $   89,505,000
1,956,000      Viacom, Inc. (Class B)                         68,127,480
                                                          --------------
                                                          $  157,632,480
                                                          --------------
               Publishing - 1.1%
  595,700      Gannett Co.                                $   47,107,956
                                                          --------------
               Total Media                                $  375,968,436
                                                          --------------
               Retailing - 1.3%
               Department Stores - 0.1%
   35,300      Nordstrom, Inc.                            $    1,954,914
                                                          --------------
               General Merchandise Stores - 0.0%
   10,000      Target Corp.                               $      500,200
                                                          --------------
               Home Improvement Retail - 0.0%
   32,300      Home Depot, Inc.                           $    1,235,152
                                                          --------------
               Specialty Stores - 1.2%
1,700,000      Foot Locker, Inc.                          $   49,810,000
                                                          --------------
               Total Retailing                            $   53,500,266
                                                          --------------
               Food & Drug Retailing - 1.2%
               Food Retail - 1.2%
   47,900      Kraft Foods, Inc.                          $    1,583,095
2,617,000      Kroger Co.*                                    41,950,510
   15,000      Nestle SA (Registered Shares)                   4,102,934
                                                          --------------
                                                          $   47,636,539
                                                          --------------
               Total Food & Drug Retailing                $   47,636,539
                                                          --------------
               Food, Beverage & Tobacco - 2.1%
               Soft Drinks - 2.1%
  974,900      The Coca-Cola Co.                          $   40,624,083
  870,000      PepsiCo, Inc.                                  46,136,100
                                                          --------------
                                                          $   86,760,183
                                                          --------------
               Total Food, Beverage & Tobacco             $   86,760,183
                                                          --------------


The accompanying notes are an integral part of these financial statements.   17

Pioneer Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05 (unaudited)                       (continued)
--------------------------------------------------------------------------------

Shares                                                           Value
               Household & Personal Products - 1.1%
               Household Products - 0.0%
   13,900      Procter & Gamble Co.                       $    736,700
                                                          ------------
               Personal Products - 1.1%
  646,500      Kimberly-Clark Corp. (b)                   $ 42,494,445
                                                          ------------
               Total Household & Personal Products        $ 43,231,145
                                                          ------------
               Health Care Equipment & Services - 7.7%
               Health Care Distributors - 3.3%
1,600,000      Bristol-Myers Squibb Co.                   $ 40,736,000
1,100,000      Cardinal Health, Inc.                        61,380,000
   38,000      McKesson Corp.                                1,434,500
  766,000      Wyeth                                        32,309,880
                                                          ------------
                                                          $135,860,380
                                                          ------------
               Health Care Equipment - 1.3%
  450,000      Astrazeneca Plc (A.D.R.)                   $ 17,788,500
1,270,000      Boston Scientific Corp.*                     37,198,300
                                                          ------------
                                                          $ 54,986,800
                                                          ------------
               Health Care Facilities - 3.1%
1,352,200      HCA, Inc.                                  $ 72,437,354
4,500,000      Tenet Healthcare Corp.*                      51,885,000
                                                          ------------
                                                          $124,322,354
                                                          ------------
               Total Health Care Equipment & Services     $315,169,534
                                                          ------------
               Pharmaceuticals & Biotechnology - 2.0%
               Pharmaceuticals - 2.0%
1,600,000      IVAX Corp.* (b)                            $ 31,632,000
  750,000      Merck & Co., Inc.                            24,277,500
  976,700      Pfizer, Inc. (b)                             25,657,909
                                                          ------------
                                                          $ 81,567,409
                                                          ------------
               Total Pharmaceuticals & Biotechnology      $ 81,567,409
                                                          ------------
               Banks - 8.6%
               Diversified Banks - 4.9%
3,432,800      Bank of America Corp.                      $151,386,480
  983,000      Wachovia Corp.                               50,044,530
                                                          ------------
                                                          $201,431,010
                                                          ------------
               Regional Banks - 1.4%
1,307,700      Fifth Third Bancorp                        $ 56,204,946
                                                          ------------


18    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                             Value
              Thrifts & Mortgage Finance - 2.3%
  200,000     Countrywide Financial Corp.                 $    6,492,000
1,370,000     Freddie Mac                                     86,584,000
   26,300     The PMI Group, Inc.                                999,663
                                                          --------------
                                                          $   94,075,663
                                                          --------------
              Total Banks                                 $  351,711,619
                                                          --------------
              Diversified Financials - 14.7%
              Asset Management & Custody Banks - 1.7%
2,298,900     The Bank of New York Co., Inc.              $   66,783,045
   59,600     Mellon Bank Corp.                                1,700,984
   24,600     State Street Corp.                               1,075,512
                                                          --------------
                                                          $   69,559,541
                                                          --------------
              Consumer Finance - 2.0%
   89,700     MBNA Corp.                                  $    2,202,135
4,600,000     Providian Financial Corp.*                      78,936,000
                                                          --------------
                                                          $   81,138,135
                                                          --------------
              Diversified Capital Markets - 0.0%
   51,800     J.P. Morgan Chase & Co.                     $    1,792,280
                                                          --------------
              Investment Banking & Brokerage - 6.2%
  525,000     Goldman Sachs Group, Inc.                   $   57,744,750
  750,000     Lehman Brothers Holdings, Inc. (b)              70,620,000
2,127,000     Merrill Lynch & Co., Inc.                      120,388,200
   50,000     Morgan Stanley, Dean Witter & Co.                2,862,500
                                                          --------------
                                                          $  251,615,450
                                                          --------------
              Diversified Financial Services - 4.8%
4,323,600     Citigroup, Inc.                             $  194,302,584
                                                          --------------
              Total Diversified Financials                $  598,407,990
                                                          --------------
              Insurance - 6.9%
              Life & Health Insurance - 1.0%
2,475,000     UNUM Corp. (b)                              $   42,124,500
                                                          --------------
              Multi-Line Insurance - 3.8%
1,525,000     American International Group, Inc.          $   84,500,250
      750     Berkshire Hathaway, Inc.*                       65,250,000
   59,700     Hartford Financial Services Group, Inc.          4,093,032
                                                          --------------
                                                          $  153,843,282
                                                          --------------


The accompanying notes are an integral part of these financial statements.   19

Pioneer Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05 (unaudited)                       (continued)
--------------------------------------------------------------------------------

Shares                                                               Value
              Property & Casualty Insurance - 2.1%
  400,000     ACE, Ltd.                                       $ 16,508,000
  855,000     Allstate Corp.                                    46,221,300
  276,800     Ambac Financial Group, Inc.                       20,690,800
   28,691     The St. Paul Travelers Companies, Inc.             1,053,820
                                                              ------------
                                                              $ 84,473,920
                                                              ------------
              Total Insurance                                 $280,441,702
                                                              ------------
              Software & Services - 4.8%
              Application Software - 3.0%
       92     Computer Associates International, Inc.*        $      2,493
2,786,600     Microsoft Corp.                                   67,352,122
2,269,700     Veritas Software Corp.*                           52,702,434
                                                              ------------
                                                              $120,057,049
                                                              ------------
              Data Processing & Outsourced Services - 1.8%
1,900,000     First Data Corp.                                $ 74,689,000
                                                              ------------
              Total Software & Services                       $194,746,049
                                                              ------------
              Technology Hardware & Equipment - 3.2%
              Communications Equipment - 1.1%
1,450,000     Motorola, Inc.                                  $ 21,706,500
1,594,000     Nokia Corp. (A.D.R.)                              24,595,420
                                                              ------------
                                                              $ 46,301,920
                                                              ------------
              Computer Hardware - 1.7%
   13,300     Diebold, Inc.                                   $    729,505
2,981,500     Hewlett-Packard Co.                               65,414,110
   19,400     IBM Corp.                                          1,772,772
                                                              ------------
                                                              $ 67,916,387
                                                              ------------
              Electronic Equipment & Instruments - 0.4%
  620,400     Koninklijke Philips Electronics                 $ 17,073,408
                                                              ------------
              Total Technology Hardware & Equipment           $131,291,715
                                                              ------------
              Semiconductors - 0.9%
              Semiconductors - 0.9%
1,519,500     Intel Corp.                                     $ 35,297,985
                                                              ------------
              Total Semiconductors                            $ 35,297,985
                                                              ------------


20    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Shares                                                                 Value
              Telecommunication Services - 4.8%
              Integrated Telecommunication Services - 2.2%
  600,000     Alltel Corp.                                    $   32,910,000
2,058,600     BellSouth Corp.                                     54,120,594
   28,800     SBC Communications, Inc.                               682,272
                                                              --------------
                                                              $   87,712,866
                                                              --------------
              Wireless Telecommunication Services - 2.6%
1,492,400     Nextel Communications, Inc.*                    $   42,414,008
1,650,000     Vodafone Group Plc (A.D.R.)                         43,824,000
8,000,000     Vodafone Group Plc                                  21,245,309
                                                              --------------
                                                              $  107,483,317
                                                              --------------
              Total Telecommunication Services                $  195,196,183
                                                              --------------
              Utilities - 1.3%
              Electric Utilities - 1.3%
  150,000     Dominion Resources, Inc.                        $   11,164,500
  957,400     Exelon Corp.                                        43,935,085
                                                              --------------
                                                              $   55,099,585
                                                              --------------
              Total Utilities                                 $   55,099,585
                                                              --------------
              TOTAL COMMON STOCKS
              (Cost $3,341,640,829)                           $4,035,028,511
                                                              --------------
              WARRANTS - 0.0%
              Technology Hardware & Equipment - 0.0%
              Communications Equipment - 0.0%
   23,183     Lucent Technologies, Exp. 12/10/07*             $       15,533
                                                              --------------
              TOTAL WARRANTS
              (Cost $27,008)                                  $       15,533
                                                              --------------


The accompanying notes are an integral part of these financial statements.   21

Pioneer Value Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/05 (unaudited)                       (continued)
--------------------------------------------------------------------------------

Principal
Amount                                                             Value
                 TEMPORARY CASH INVESTMENTS - 3.3%
                 Repurchase Agreement - 0.8%
$30,100,000      UBS Warburg, Inc. 2.40%, dated 3/31/05,
                 repurchase price of $30,100,000 plus
                 accrued interest on 4/1/05 collateralized by
                 $28,761,000 U.S. Treasury Note, 5.625%,
                 5/15/08                                         $   30,100,000
                                                                 --------------

               Interest Bearing Bank Deposits - 2.5%
27,424,780     Bank of Montreal                                  $   27,424,780
30,900,000     Dresdner Bank AG                                      30,900,000
10,382,400     Rabobank Nederland NV                                 10,382,400
34,482,767     Westdeutsche Landesbank Girozentrale                  34,482,767
                                                                 --------------
                                                                 $  103,189,947
                                                                 --------------
               TOTAL TEMPORARY CASH INVESTMENTS
               (Cost $133,289,947)                               $  133,289,947
                                                                 --------------
               TOTAL INVESTMENT IN SECURITIES - 102.3%
               (Cost $3,474,957,784)(a)                          $4,168,333,991
                                                                 --------------
               OTHER ASSETS AND LIABILITIES - (2.3)%             $  (93,214,711)
                                                                 --------------
               TOTAL NET ASSETS - 100.0%                         $4,075,119,280
                                                                 ==============


22   The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(A.D.R.) American Depositary Receipt

  *   Non-income producing security

(a) At March 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $3,490,999,971 was as follows:

      Aggregate gross unrealized gain for all investments in which
        there is an excess of value over tax cost                      $ 747,296,172
      Aggregate gross unrealized loss for all investments in which
        there is an excess of tax cost over value                        (69,962,152)
                                                                       -------------
      Net unrealized gain                                              $ 677,334,020
                                                                       =============

(b)   At March 31, 2005, the following securities were out on loan:

     Shares     Security                                                  Market Value
    628,000     Clear Channel Communications, Inc.                      $ 21,647,160
    168,140     IVAX Corp.*                                                3,324,128
    242,650     Kimberly-Clark Corp.                                      15,949,385
     41,300     Lehman Brothers Holdings, Inc.                             3,888,808
    577,295     Pfizer, Inc.                                              15,165,540
  2,341,426     UNUM Corp.                                                39,851,071
                                                                        ------------
                Total                                                   $ 99,826,092
                                                                        ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended March 31, 2005 aggregated $983,289,839 and $1,043,274,522, respectively.


The accompanying notes are an integral part of these financial statements.   23

Pioneer Value Fund

-------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 3/31/05 (unaudited)
-------------------------------------------------------------------------------

ASSETS:
  Investment in securities (including securities loaned of
   $99,826,092 ) (cost $3,474,957,784)                          $4,168,333,991
  Cash                                                                  84,634
  Receivables -
   Investment securities sold                                       12,938,421
   Fund shares sold                                                  2,797,179
   Dividends, interest and foreign taxes withheld                    4,744,706
  Other                                                                105,446
                                                                --------------
     Total assets                                               $4,189,004,377
                                                                --------------
LIABILITIES:
  Payables -
   Investment securities purchased                              $    4,324,522
   Fund shares repurchased                                           2,321,235
   Upon return of securities loaned                                103,189,947
  Due to affiliates                                                  3,856,436
  Accrued expenses                                                     192,957
                                                                --------------
     Total liabilities                                          $  113,885,097
                                                                --------------
NET ASSETS:
  Paid-in capital                                               $3,266,305,474
  Undistributed net investment income                               14,701,426
  Accumulated net realized gain on investments and foreign
   currency transactions                                           100,710,038
  Net unrealized gain on investments                               693,376,207
  Net unrealized gain on assets and liabilities denominated
   in foreign currencies                                                26,135
                                                                --------------
     Total net assets                                           $4,075,119,280
                                                                ==============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $3,894,102,358/219,788,628 shares)          $        17.72
                                                                ==============
  Class B (based on $31,841,796/1,911,457 shares)               $        16.66
                                                                ==============
  Class C (based on $9,432,996/566,684 shares)                  $        16.65
                                                                ==============
  Investor Class (based on $129,526,045/7,303,995 shares)       $        17.73
                                                                ==============
  Class R (based on $28,833/1,654 shares)                       $        17.43
                                                                ==============
  Class Y (based on $10,187,252/573,945 shares)                 $        17.75
                                                                ==============
MAXIMUM OFFERING PRICE:
  Class A ($17.72 [divided by] 94.25%)                          $        18.80
                                                                ==============


24    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

-------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
-------------------------------------------------------------------------------
For the Six Months Ended 3/31/05


INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $90,139)     $ 34,747,257
  Interest                                                      715,976
  Income from securities loaned, net                             29,717
                                                           ------------
     Total investment income                                                $ 35,492,950
                                                                            ------------
EXPENSES:
  Management fees
   Basic Fee                                               $ 11,972,497
   Performance Adjustment                                    (1,170,489)
  Transfer agent fees and expenses
   Class A                                                    3,338,431
   Class B                                                       68,972
   Class C                                                       23,836
   Investor Class                                                72,825
   Class R                                                          109
   Class Y                                                          110
  Distribution fees
   Class A                                                    4,442,042
   Class B                                                      157,715
   Class C                                                       46,240
   Class R                                                           39
  Administrative reimbursements                                 360,700
  Custodian fees                                                101,098
  Registration fees                                              52,611
  Professional fees                                              79,900
  Printing expense                                               28,710
  Fees and expenses of nonaffiliated trustees                    44,513
  Miscellaneous                                                  58,878
                                                           ------------
     Total expenses                                                         $ 19,678,737
     Less fees paid indirectly                                                   (35,674)
                                                                            ------------
     Net expenses                                                           $ 19,643,063
                                                                            ------------
       Net investment income                                                $ 15,849,887
                                                                            ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
   Investments                                             $226,773,742
   Other assets and liabilities denominated in
     foreign currencies                                         242,994     $227,016,736
                                                           ------------     ------------
  Change in net unrealized gain on:
   Investments                                             $ 82,510,379
   Other assets and liabilities denominated in
     foreign currencies                                          21,865     $ 82,532,244
                                                           ------------     ------------
  Net gain on investments                                                   $309,548,980
                                                                            ------------
  Net increase in net assets resulting from operations                      $325,398,867
                                                                            ============


The accompanying notes are an integral part of these financial statements.   25

Pioneer Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/05 and the Year Ended 9/30/04, respectively

                                                             Six Months
                                                               Ended
                                                              3/31/05           Year Ended
                                                            (unaudited)          9/30/04
FROM OPERATIONS:
Net investment income                                     $   15,849,887     $  26,854,247
Net realized gain on investments and foreign currency
  transactions                                               227,016,736       410,577,522
Change in net unrealized gain on investments and
  foreign currency transactions                               82,532,244       142,427,737
                                                          --------------     ---------------
  Net increase in net assets resulting from operations    $  325,398,867     $ 579,859,506
                                                          --------------     ---------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.07 and $0.14 per share, respectively)       $  (14,774,519)    $ (28,499,251)
  Class R ($0.00 and $0.09 per share, respectively)                    -               (18)
  Class Y ($0.10 and $0.00 per share, respectively)              (29,271)                -
Net realized gain:
  Class A ($2.60 and $0.04 per share, respectively)       $ (510,203,300)    $  (8,442,480)
  Class B ($2.60 and $0.04 per share, respectively)           (4,409,845)          (57,538)
  Class C ($2.60 and $0.04 per share, respectively)           (1,272,345)          (17,230)
  Class R ($2.60 and $0.04 per share, respectively)               (1,620)                 (1)
  Class Y ($2.60 and $0.00 per share, respectively)             (589,522)                -
                                                          --------------     ---------------
   Total distributions to shareowners                     $ (531,280,422)    $ (37,016,518)
                                                          --------------     ---------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  110,219,903     $ 154,313,837
Shares issued in reorganization                              137,836,302                 -
Reinvestment of distributions                                496,841,142        33,639,128
Cost of shares repurchased                                  (253,337,036)     (394,332,655)
                                                          --------------     ---------------
  Net increase (decrease) in net assets resulting from
   Fund share transactions                                $  491,560,311     $(206,379,690)
                                                          --------------     ---------------
  Net increase in net assets                              $  285,678,756     $ 336,463,298
NET ASSETS:
Beginning of period                                        3,789,440,524     3,452,977,226
                                                          --------------     ---------------
End of period (including undistributed net investment
  income of $14,701,426 and $13,655,329,
  respectively)                                           $4,075,119,280     $3,789,440,524
                                                          ==============     ==============


26    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/05 and the Year Ended 9/30/04, respectively

                                      '05 Shares         '05 Amount       '04 Shares        '04 Amount
                                      (unaudited)       (unaudited)
CLASS A
Shares sold                            5,423,429      $   96,750,185        7,254,846    $  132,850,875
Reinvestment of distributions         28,358,327         491,112,348        1,882,875        33,571,800
Less shares repurchased              (12,938,933)       (233,196,903)     (20,956,950)     (383,611,951)
                                     -----------      --------------      -----------    --------------
   Net increase (decrease)            20,842,823      $  354,665,630      (11,819,229)   $ (217,189,276)
                                     ===========      ==============      ===========    ==============
CLASS B
Shares sold                              223,882      $    3,779,326          821,981    $   14,282,504
Reinvestment of distributions            246,871           4,019,053            3,250            52,391
Less shares repurchased                 (374,256)         (6,459,269)        (412,570)       (7,199,035)
                                     -----------      --------------      -----------    --------------
   Net increase                           96,497      $    1,339,110          412,661    $    7,135,860
                                     ===========      ==============      ===========    ==============
CLASS C
Shares sold                               89,063      $    1,499,926          304,266    $    5,316,476
Reinvestment of distributions             67,050           1,090,906              924            14,922
Less shares repurchased                 (102,487)         (1,761,632)        (202,030)       (3,518,368)
                                     -----------      --------------      -----------    --------------
   Net increase                           53,626      $      829,200          103,160    $    1,813,030
                                     ===========      ==============      ===========    ==============
INVESTOR CLASS
Shares Sold                                7,640      $      132,198
Shares issued in reorganization        7,967,416         137,836,302
Less shares repurchased                 (671,061)        (11,787,469)
                                     -----------      --------------
   Net increase                        7,303,995      $  126,181,031
                                     ===========      ==============
CLASS R
Shares sold                                1,031      $       18,226              620    $       11,646
Reinvestment of distributions                 89               1,527                1                15
Less shares repurchased                         (5)              (95)            (118)           (2,174)
                                     --------------   --------------      -----------    --------------
   Net increase                            1,115      $       19,658              503    $        9,487
                                     ===========      ==============      ===========    ==============
CLASS Y
Shares sold                              446,249      $    8,040,042           99,435    $    1,852,336
Reinvestment of distributions             35,610             617,308                -                 -
Less shares repurchased                   (7,289)           (131,668)             (60)           (1,127)
                                     -------------    --------------      -----------    --------------
   Net increase                          474,570      $    8,525,682           99,375    $    1,851,209
                                     ===========      ==============      ===========    ==============


The accompanying notes are an integral part of these financial statements.   27


Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                              Ended
                                                             3/31/05        Year Ended
CLASS A                                                    (unaudited)        9/30/04
Net asset value, beginning of period                       $   18.83        $    16.25
                                                           ---------        ----------
Increase (decrease) from investment operations:
 Net investment income                                     $    0.06        $     0.14
 Net realized and unrealized gain (loss) on invest-
  ments and foreign currency transactions                       1.50              2.62
                                                           ---------        ----------
  Net increase (decrease) from investment
   operations                                              $    1.56        $     2.76
Distributions to shareowners:
 Net investment income                                         (0.07)            (0.14)
 Net realized gain                                             (2.60)            (0.04)
                                                           ---------        ----------
Net increase (decrease) in net asset value                 $   (1.11)       $     2.58
                                                           ---------        ----------
Net asset value, end of period                             $   17.72        $    18.83
                                                           =========        ==========
Total return*                                                   8.63%            17.04%
Ratio of net expenses to average net assets+                    0.98%**           1.02%
Ratio of net investment income to average net assets+           0.80%**           0.72%
Portfolio turnover rate                                           59%**             40%
Net assets, end of period (in thousands)                   $3,894,102       $3,745,950
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   0.98%**           1.02%
 Net investment income                                          0.80%**           0.72%


                                                          Year Ended      Year Ended      Year Ended     Year Ended
CLASS A                                                     9/30/03        9/30/02         9/30/01         9/30/00
Net asset value, beginning of period                      $    15.29      $   19.12       $   22.67      $    20.16
                                                          ----------      ---------       ---------      ----------
Increase (decrease) from investment operations:
 Net investment income                                    $     0.11      $    0.15       $    0.17      $     0.20
 Net realized and unrealized gain (loss) on invest-
  ments and foreign currency transactions                       3.20          (3.17)          (2.05)           3.02
                                                          ----------      ---------       ---------      ----------
  Net increase (decrease) from investment
   operations                                             $     3.31      $   (3.02)      $   (1.88)     $     3.22
Distributions to shareowners:
 Net investment income                                         (0.24)         (0.09)          (0.14)          (0.20)
 Net realized gain                                             (2.11)         (0.72)          (1.53)          (0.51)
                                                          ----------      ---------       ---------      ----------
Net increase (decrease) in net asset value                $     0.96      $   (3.83)      $   (3.55)     $     2.51
                                                          ----------      ---------       ---------      ----------
Net asset value, end of period                            $    16.25      $   15.29       $   19.12      $    22.67
                                                          ==========      =========       =========      ==========
Total return*                                                  22.94%        (16.78)%         (8.88)%         16.29%
Ratio of net expenses to average net assets+                    1.19%          1.16%           1.01%           0.96%
Ratio of net investment income to average net assets+           0.85%          0.74%           0.76%           0.81%
Portfolio turnover rate                                           40%            61%              3%              3%
Net assets, end of period (in thousands)                  $3,424,962      $3,016,623      $3,885,560     $4,614,739
Ratios with reduction for fees paid indirectly:
 Net expenses                                                   1.19%          1.16%           0.99%           0.94%
 Net investment income                                          0.85%          0.74%           0.78%           0.83%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.


Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                            Ended
                                                           3/31/05      Year Ended
CLASS B                                                  (unaudited)      9/30/04
Net asset value, beginning of period                     $   17.87       $ 15.45
                                                         ---------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                            $   (0.02)      $ (0.04)
 Net realized and unrealized gain (loss) on invest-
  ments and foreign currency transactions                     1.41          2.50
                                                         ---------       -------
  Net increase (decrease) from investment
   operations                                            $    1.39       $  2.46
Distributions to shareowners:
 Net investment income                                           -             -
 Net realized gain                                           (2.60)        (0.04)
                                                         ---------       -------
Net increase (decrease) in net asset value               $   (1.21)      $  2.42
                                                         ---------       -------
Net asset value, end of period                           $   16.66       $ 17.87
                                                         =========       =======
Total return*                                                 8.10%        15.95%
Ratio of net expenses to average net assets+                  2.02%**       1.89%
Ratio of net investment loss to average net assets+          (0.24)%**     (0.15)%
Portfolio turnover rate                                         59%**         40%
Net assets, end of period (in thousands)                 $  31,842       $32,440
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 2.01%**       1.89%
 Net investment loss                                         (0.23)%**     (0.15)%


                                                       Year Ended   Year Ended   Year Ended   Year Ended
CLASS B                                                  9/30/03      9/30/02      9/30/01     9/30/00
Net asset value, beginning of period                    $ 14.71     $   18.53     $ 22.11      $ 19.74
                                                        -------     ---------     -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                           $ (0.13)    $   (0.08)    $  0.01      $ (0.14)
 Net realized and unrealized gain (loss) on invest-
  ments and foreign currency transactions                  3.08         (3.02)      (2.06)        3.02
                                                        -------     ---------     -------      -------
  Net increase (decrease) from investment
   operations                                           $  2.95     $   (3.10)    $ (2.05)     $  2.88
Distributions to shareowners:
 Net investment income                                    (0.10)            -           -            -
 Net realized gain                                        (2.11)        (0.72)      (1.53)       (0.51)
                                                        -------     ---------     -------      -------
Net increase (decrease) in net asset value              $  0.74     $   (3.82)    $ (3.58)     $  2.37
                                                        -------     ---------     -------      -------
Net asset value, end of period                          $ 15.45     $   14.71     $ 18.53      $ 22.11
                                                        =======     =========     =======      =======
Total return*                                             21.11%       (17.68)%     (9.84)%      14.81%
Ratio of net expenses to average net assets+               2.69%         2.28%       2.07%        2.23%
Ratio of net investment loss to average net assets+       (0.66)%       (0.38)%     (0.30)%      (0.48)%
Portfolio turnover rate                                      40%           61%          3%           3%
Net assets, end of period (in thousands)                $21,666     $  17,976     $22,372      $20,632
Ratios with reduction for fees paid indirectly:
 Net expenses                                              2.68%         2.29%       2.05%        2.21%
 Net investment loss                                      (0.65)%       (0.39)%     (0.28)%      (0.46)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratios with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.


Pioneer Value Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         Six Months
                                                            Ended
                                                           3/31/05      Year Ended
CLASS C                                                  (unaudited)      9/30/04
Net asset value, beginning of period                     $   17.87       $ 15.49
                                                         ---------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                            $   (0.03)      $ (0.09)
 Net realized and unrealized gain (loss) on invest-
  ments and foreign currency transactions                     1.41          2.51
                                                         ---------       -------
  Net increase (decrease) from investment
   operations                                            $    1.38       $  2.42
Distributions to shareowners:
 Net investment income                                           -             -
 Net realized gain                                           (2.60)        (0.04)
                                                         ---------       -------
Net increase (decrease) in net asset value               $   (1.22)      $  2.38
                                                         ---------       -------
Net asset value, end of period                           $   16.65       $ 17.87
                                                         =========       ========
Total return*                                                 8.05%        15.66%
Ratio of net expenses to average net assets+                  2.09%**       2.21%
Ratio of net investment loss to average net assets+          (0.31)%**     (0.47)%
Portfolio turnover rate                                         59%**         40%
Net assets, end of period (in thousands)                 $   9,433       $ 9,168
Ratios with reduction for fees paid indirectly:
 Net expenses                                                 2.09%**       2.20%
 Net investment loss                                         (0.31)%**     (0.46)%


                                                       Year Ended   Year Ended   Year Ended   Year Ended
CLASS C                                                  9/30/03      9/30/02      9/31/01     9/30/00
Net asset value, beginning of period                    $ 14.69     $   18.53     $ 22.16      $ 19.78
                                                        -------     ---------     -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                           $ (0.12)    $   (0.10)    $  0.04      $ (0.15)
 Net realized and unrealized gain (loss) on invest-
  ments and foreign currency transactions                  3.13         (3.02)      (2.12)        3.04
                                                        -------     ---------     -------      -------
  Net increase (decrease) from investment
   operations                                           $  3.01     $   (3.12)    $ (2.08)     $  2.89
Distributions to shareowners:
 Net investment income                                    (0.10)            -       (0.02)           -
 Net realized gain                                        (2.11)        (0.72)      (1.53)       (0.51)
                                                        -------     ---------     -------      -------
Net increase (decrease) in net asset value              $  0.80     $   (3.84)    $ (3.63)     $  2.38
                                                        -------     ---------     -------      -------
Net asset value, end of period                          $ 15.49     $   14.69     $ 18.53      $ 22.16
                                                        =======     =========     =======      =======
Total return*                                             21.61%       (17.79)%     (9.98)%      14.83%
Ratio of net expenses to average net assets+               2.48%         2.32%       2.15%        2.19%
Ratio of net investment loss to average net assets+       (0.44)%       (0.42)%     (0.39)%      (0.43)%
Portfolio turnover rate                                      40%           61%          3%           3%
Net assets, end of period (in thousands)                $ 6,349     $   4,256     $ 4,431      $ 3,588
Ratios with reduction for fees paid indirectly:
 Net expenses                                              2.47%         2.32%       2.11%        2.16%
 Net investment loss                                      (0.43)%       (0.42)%     (0.35)%      (0.40)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


   The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                     12/11/04
                                                                        to
                                                                     3/31/05
                                                                   (unaudited)
INVESTOR CLASS
Net asset value, beginning of period                                $ 17.30
                                                                    -------
Increase from investment operations:
  Net investment income                                             $  0.05
  Net realized and unrealized gain on investments and foreign
   currency transactions                                               0.38
                                                                    -------
   Net increase from investment operations                          $  0.43
                                                                    -------
Net increase in net asset value                                     $  0.43
                                                                    -------
Net asset value, end of period                                      $ 17.73
                                                                    =======
Total return*                                                          2.48%(a)
Ratio of net expenses to average net assets+                           0.76%**
Ratio of net investment income to average net assets+                  0.87%**
Portfolio turnover rate                                                  59%**
Net assets, end of period (in thousands)                            $129,526
Ratios with reduction for fees paid indirectly:
  Net expenses                                                         0.76%**
  Net investment income                                                0.87%**

(a)  Not annualized
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   31

Pioneer Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       Six Months
                                                          Ended                       4/1/03(a)
                                                         3/31/05       Year Ended         to
                                                       (unaudited)       9/30/04       9/30/03
CLASS R
Net asset value, beginning of period                   $  18.64         $ 16.24       $ 13.91
                                                       --------         -------       -------
Increase from investment operations:
  Net investment income (loss)                         $  (0.07)        $ (0.12)      $  0.05
  Net realized and unrealized gain on investments
   and foreign currency transactions                       1.46            2.65          2.34
                                                       --------         -------       -------
   Net increase from investment operations             $   1.39         $  2.53       $  2.39
Distributions to shareowners:
  Net investment income                                       -           (0.09)        (0.06)
  Net realized gain                                       (2.60)          (0.04)            -
                                                       --------         -------       -------
Net increase (decrease) in net asset value             $  (1.21)        $  2.40       $  2.33
                                                       --------         -------       -------
Net asset value, end of period                         $  17.43         $ 18.64       $ 16.24
                                                       ========         =======       =======
Total return*                                              7.74%          15.64%        17.19%
Ratio of net expenses to average net assets+               2.47%**         2.79%         1.42%**
Ratio of net investment income (loss) to average
  net assets+                                             (0.61)%**       (1.02)%        0.71%**
Portfolio turnover rate                                      59%**           40%           40%
Net assets, end of period (in thousands)               $     29         $    10       $     1
Ratios with reduction for fees paid indirectly:
  Net expenses                                             2.45%**         2.77%         1.42%**
  Net investment income (loss)                            (0.59)%**       (1.00)%        0.71%**

(a)  Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


32    The accompanying notes are an integral part of these financial statements.

Pioneer Value Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            Six Months
                                                               Ended         8/11/04(a)
                                                              3/31/05            to
                                                            (unaudited)       9/30/04
CLASS Y
Net asset value, beginning of period                         $ 18.84         $ 18.16
                                                             -------         -------
Increase from investment operations:
  Net investment income                                      $  0.06         $  0.02
  Net realized and unrealized gain on investments and
   foreign currency transactions                                1.55            0.66
                                                             -------         -------
   Net increase from investment operations                   $  1.61         $  0.68
                                                             -------         -------
Distributions to shareowners:
  Net investment income                                        (0.10)              -
  Net realized gain                                            (2.60)              -
                                                             -------         -------
Net increase (decrease) in net asset value                   $ (1.09)        $  0.68
                                                             -------         -------
Net asset value, end of period                               $ 17.75         $ 18.84
                                                             =======         =======
Total return*                                                   8.96%           3.74%
Ratio of net expenses to average net assets+                    0.59%**         0.61%**
Ratio of net investment income to average net assets+           1.26%**         1.37%**
Portfolio turnover rate                                           59%**           40%
Net assets, end of period (in thousands)                     $10,187         $ 1,872
Ratios with reduction for fees paid indirectly:
  Net expenses                                                  0.59%**         0.61%**
  Net investment income                                         1.26%**         1.37%**

(a)  Class Y shares were first publicly offered on August 11, 2004.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, the complete redemption of the investment at net asset value at the end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.   33

Pioneer Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05 (unaudited)
--------------------------------------------------------------------------------

1.   Organization and Significant Accounting Policies

Pioneer Value Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is reasonable income and growth of capital.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Investor Class, Class R and Class Y shares. Investor Class shares were first issued on December 10, 2004. Class R shares were first publicly offered on April 1, 2003 and Class Y shares were first publicly offered on August 11, 2004. The Fund is not offering additional Investor Class shares except in connection with the reinvestment of dividends on the Fund's outstanding Investor Class shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively. There is no distribution plan for Class Y and Investor Class shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities

Pioneer Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At March 31, 2005 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

     Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

Pioneer Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05 (unaudited)                 (continued)
--------------------------------------------------------------------------------

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

     The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended September 30, 2004 was as follows:

--------------------------------------------------------------------------------
                                                                    2004
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                               $28,499,269
  Long-term capital gain                                          8,517,249
  Return of capital                                                       -
                                                                -----------
    Total                                                       $37,016,518
                                                                ===========
--------------------------------------------------------------------------------

Pioneer Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     The following shows the components of distributable earnings on a federal income tax basis at September 30, 2004.

--------------------------------------------------------------------------------
                                                                    2004
--------------------------------------------------------------------------------
  Undistributed ordinary income                                $ 52,551,724
  Undistributed long-term gain                                  367,315,725
  Unrealized appreciation                                       562,522,115
                                                               ------------
    Total                                                      $982,389,564
                                                               ============
--------------------------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized appre ciation is attributable to the tax deferral of losses on wash sales.

D.   Forward Foreign Currency Contracts

     The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of March 31, 2005, the Fund had no outstanding settlement or portfolio hedges.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $201,954 in underwriting commissions on the sale of Class A shares during the six months ended March 31, 2005.

Pioneer Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05 (unaudited)                 (continued)
--------------------------------------------------------------------------------

F.   Class Allocations

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Investor Class and Class Y shares are not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Investor Class, Class R and Class Y shares can bear different transfer agent and distribution fees.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H.   Security Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to

Pioneer Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     receive interest or payments in lieu of dividends on the securities loaned. Gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in interest bearing bank deposits.

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets up to $5 billion, 0.575% on the next $5 billion and 0.55% on the excess over $10 billion. The basic fee is subject to a performance adjustment (limited to a maximum of -0.10% applied to average assets during the measurement period) based on the Fund's investment performance as compared with the Russell 1000[RegTM] Value Index over a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of -0.10% (a "ceiling" and a "floor") applied to average assets during the current month. Effective August 1, 2004, PIM commenced a voluntary waiver of the minimum fee provision (the "floor"), but may reimpose it in the future. Pursuant to a shareowner vote on April 17, 2003 the benchmark was changed from the Lipper Growth & Income Funds Index effective May 1, 2003; however, the Lipper Growth & Income Index will be used for monthly periods prior to May 1, 2003 until it is eventually phased out. For the six months ended March 31, 2005, the aggregate performance adjustment resulted in a decrease to the basic fee of $1,170,490. For the six months ended March 31, 2005, the net management fee was equivalent to 0.54% of average daily net assets.

Through December 10, 2006, PIM has agreed not to impose all or a portion of its management fees and to assume other operating expenses (excluding taxes, commissions, interest and extraordinary expenses) of the Fund to the extent necessary to limit Investor Class expenses to 1.10% of the average daily net assets attributable to Investor Class shares.

Pioneer Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05 (unaudited)                 (continued)
--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2005, $2,152,009 was payable to PIM related to management fees, administration costs and certain other services and is included in due to affiliates.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $820,710 in transfer agent fees payable to PIMSS at March 31, 2005.

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to Class A, Class B, Class C and Class R shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares, for distribution services. Included in due to affiliates is $883,717 in distribution fees payable to PFD at March 31, 2005. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares (except Class Y and Investor Class shares) may be subject to a contingent deferred sales charge (CDSC). Effective February 1, 2004, a CDSC of 1.00% may be

Pioneer Value Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (12 months for shares purchased prior to February 1, 2004). Effective December 1, 2004 Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase were subject to a CDSC of 1.00%. Effective July 1, 2004, the CDSC on Class R shares was eliminated. Proceeds from the CDSCs are paid to PFD. For the six months ended March 31, 2005, CDSCs in the amount of $23,381 were paid to PFD.

5.   Commission Recapture and Expense Offset Arrangements

The Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund where they provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. For the six months ended March 31, 2005, expenses were reduced by $4,286 under this agreement. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended March 31, 2005, the Fund's expenses were reduced by $31,388 under such arrangements.

6.   Line of Credit

The Fund, along with certain others in the Pioneer Family of Funds (the Funds), collectively participate in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2%, on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended March 31, 2005, the Fund had no borrowings under this agreement.

Pioneer Value Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/05 (unaudited)                 (continued)
--------------------------------------------------------------------------------

7.   Merger Information

On December 8, 2004, beneficial owners of Safeco Large-Cap Value Fund (one of the series that comprised Safeco Common Stock Trust) approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on December 10, 2004, by exchanging all of the Safeco Fund's net assets for Investor Class shares, based on the Fund's Class A shares' ending net asset value. The following charts show the details of the reorganization as of that closing date ("Closing Date"):

--------------------------------------------------------------------------------------------
                                                     Safeco
                            Pioneer                 Large-Cap                 Pioneer
                          Value Fund               Value Fund               Value Fund
                     (Pre-Reorganization)     (Pre-Reorganization)     (Post-Reorganization)
--------------------------------------------------------------------------------------------
Net Assets           $3,941,848,983                $137,836,302        $4,079,685,285
Shares
Outstanding             227,442,942                   7,243,206           235,410,358
Investor Class
Shares Issued                     -                           -             7,967,416
--------------------------------------------------------------------------------------------

                                                    Unrealized
                                                   Appreciation         Accumulated
                                                    on Closing         Realized Gain
                                                       Date          (on Closing Date)
--------------------------------------------------------------------------------------------
Safeco Large-Cap Value Fund                        $32,305,797          $14,519,243
                                                   ===========          ===========
--------------------------------------------------------------------------------------------

Pioneer Value Fund

-------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES
IN APPROVING THE MANAGEMENT CONTRACT
-------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and is in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect of the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's investment policies and restrictions and with the Fund's Code of Ethics and

Pioneer Value Fund

-------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES
IN APPROVING THE MANAGEMENT CONTRACT                              (continued)
-------------------------------------------------------------------------------

the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for one, three and five years and life of the Fund periods for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties. The Trustees also reviewed information regarding the potential for each of the Fund and the Investment Adviser to benefit from further economies of scale in the management of the Fund in light of reasonable growth expectations for the Fund, the break points in the Fund's management fee and a peer group of funds selected by the Independent Trustees for this purpose and certain of the Fund's expenses that are not incurred as fees based on a percentage of net assets.

The following summarizes matters considered by the Trustees in connection with their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

Pioneer Value Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objective and regulatory requirements. The Trustees also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and the results of an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the second quintile of the peer group for the 12 months ended June 30, 2004, the second quintile for the three years ended June 30, 2004, and was in the first quintile for the five years ended June 30, 2004. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Trustees concluded that the performance of the Fund supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not

Pioneer Value Fund

-------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES
IN APPROVING THE MANAGEMENT CONTRACT                              (continued)
-------------------------------------------------------------------------------

     required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee was in the third quintile for the 12 months ended June 30, 2004 relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees also considered that the Fund's performance fee structure aligned the interests of the shareholders and the Investment Adviser. The Trustees noted that the Investment Adviser was waiving the floor on the management fee, but did not take that into consideration in evaluating the contract. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio for the 12 months ended June 30, 2004 and expense ratios for the comparable period of an applicable peer group of funds. The Fund's expense ratio was in the third quintile of the applicable peer group for the most recent fiscal year of the peer group. The Trustees concluded that the Fund's overall expense ratio was average and reasonably managed to the benefit of shareholders of the Fund.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the

Pioneer Value Fund

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

     limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. Because of breakpoints in the management fee, the Trustees concluded that any perceived or potential economies of scale would be shared at future asset levels in a reasonable manner as the Fund grows in size between Fund's shareholders and the Investment Adviser.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect of the Pioneer Funds (including the Fund), and benefits to the Investment Adviser from the use of "soft" commission dollars to pay for research and brokerage services. The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

-------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
-------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

  U.S. Equity
  Pioneer Fund
  Pioneer Balanced Fund
  Pioneer Cullen Value Fund
  Pioneer Equity Income Fund
  Pioneer Equity Opportunity Fund
  Pioneer Growth Opportunities Fund
  Pioneer Growth Shares
  Pioneer Mid Cap Growth Fund
  Pioneer Mid Cap Value Fund
  Pioneer Oak Ridge Large Cap
   Growth Fund
  Pioneer Oak Ridge Small Cap
   Growth Fund
  Pioneer AmPac Growth Fund(1)
     Pioneer Small and Mid Cap
   Growth Fund(2)
  Pioneer Growth Leaders Fund(3)
  Pioneer Strategic Growth Fund(4)
  Pioneer Real Estate Shares
  Pioneer Research Fund
  Pioneer Small Cap Value Fund
  Pioneer Small Company Fund
  Pioneer Value Fund

  Asset Allocation
  Pioneer Ibbotson Moderate
   Allocation Fund Pioneer Ibbotson Growth
   Allocation Fund
  Pioneer Ibbotson Aggressive
   Allocation Fund

  International/Global Equity
  Pioneer Emerging Markets Fund
  Pioneer Europe Select Fund
  Pioneer Europe Fund
  Pioneer International Equity Fund
  Pioneer International Value Fund

  Fixed Income
  Pioneer America Income Trust
  Pioneer Bond Fund
  Pioneer California Tax Free
   Income Fund
  Pioneer Global High Yield Fund
  Pioneer High Yield Fund
  Pioneer Municipal Bond Fund
  Pioneer Short Term Income Fund
  Pioneer Strategic Income Fund
  Pioneer Tax Free Income Fund

  Money Market
  Pioneer Cash Reserves Fund*
     Pioneer Tax Free Money
      Market Fund

(1)    Formerly Pioneer Papp America-Pacific Rim Fund
(2)    Formerly Pioneer Papp Small and Mid Cap Growth Fund
(3)    Formerly Pioneer Papp Stock Fund
(4)    Formerly Pioneer Papp Strategic Growth Fund
* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Pioneer Value Fund

-------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
-------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
David R. Bock                            Osbert M. Hood, Executive
Mary K. Bush                              Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 6-month period ended August 31, 2004 is publicly available to shareowners at www.pioneerfunds.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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                            This page for your notes.

                            This page for your notes.

                            This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                              1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                           1-800-225-4321

Retirement plans information                                   1-800-622-0176

Telecommunications Device for the Deaf (TDD)                   1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                              1-800-225-4240

Our internet e-mail address                     ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                      www.pioneerfunds.com

Please consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Fund and should be read carefully before you invest. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The Fund's independent auditor, Ernst & Young
LLP ("E&Y"), recently has advised the Securities and Exchange Commission, the Public Company
Accounting Oversight Board, and the Audit
Committee of the Fund's Board of Trustees that certain non-audit work performed by E&Y's China affiliate has raised questions regarding E&Y's independence with respect to its performance of audit services for the Fund. In July 2004, E&Y became aware that member firms in China ("E&Y
China") provided certain tax services to offices of UniCredito Italiano, S.p.A. ("UCI"), a member of the Fund's Investment Company Complex. The services included receipt and disbursement of monies transferred to E&Y China by UCI in payment of individual expatriate income taxes due on returns prepared by E&Y China for certain UCI employees located in China from October 1998 to May 2003. E&Y became auditors of the Fund in May 2002. These expatriate tax services were discontinued in May 2003. The fees received by E&Y China for all such services totaled $3,685.

The Fund's Audit Committee and E&Y have
discussed the matter, including the nature of the services provided, the personnel involved in providing the services and the fees received by E&Y for performing the services. The Committee continues to review the facts and circumstances surrounding the matter, including the issue of whether the monies transferred for employees' taxes were de facto monies due the employees for tax payments rather than monies belonging to UCI.
E&Y has informed the Audit Committee that based on its internal reviews and the de minimis nature of the services provided and fees received, it does not believe its independence with respect to the Fund has been impaired.




(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  May 27, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date May 27, 2005

* Print the name and title of each signing officer under his or her signature.